Acquisitions, Investments and Dispositions - UHI (Details) $ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2015 USD ($)	Jul. 31, 2015 MXN ($)	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015 MXN ($)	Jul. 31, 2015 MXN ($)
UHI
Income from UHI						$ 2,194,981
UHI
UHI
Proportion of voting rights held in associate	22.00%	22.00%
Investment in convertible debentures	$ 1,125.0						$ 17,634,375
Income from UHI	$ 135.1	$ 2,194,981
Proportion of ownership interest in associate	10.00%	10.00%	7.80%	10.00%	10.00%